SCHEDULE OF CASHFLOW STATEMENT OF DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net cash inflow (outflow) from operating activities	$ 3,915,067	$ (1,847,214)	$ (452,185)
Net cash outflow from investing activities	(241,020)	(752,366)	(1,150,104)
Net cash (outflow) inflow from financing activities	(927,075)	(1,185,033)	521,411
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net cash inflow (outflow) from operating activities	3,915,067	(1,847,214)	(452,185)
Net cash outflow from investing activities	(241,020)	(752,366)	(1,150,104)
Net cash (outflow) inflow from financing activities	(927,075)	(1,185,033)	521,411
Net increase (decrease) in cash generated by the discontinued operations	$ 2,746,972	$ (3,784,613)	$ (1,080,878)